Income Tax Expense - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax on profit for the year
Current year	₩ 22,199	₩ 37,459	₩ 27,932
Deferred tax expense
Change in net deferred tax assets	(754)	(742)	(1,108)
Income tax expense	₩ 21,445	₩ 36,717	₩ 26,824